LONG-TERM LOANS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LONG-TERM LOANS
NOTE 11 – LONG-TERM LOANS

a.	Composition

	December 31,
	2019	2020
	in USD thousands

Bank loan	63	-
Loan from Kreos Capital (see Note 19)	8,428	5,832
	8,491	5,832
Less current maturities:
Bank loan	(63)	-
Loan from Kreos Capital	(2,629)	(3,092)
Total current maturities	(2,692)	(3,092)
Total long-term loans	5,799	2,740

The bank loan was denominated in dollars and bore interest at an annual rate of 3.75%. It was repaid in full during 2020.

b.	Future repayments

Future repayments of the long-term loans indicated above in the years subsequent to the balance sheet date are as follows:

in USD thousands

2021	3,092
2022	2,740
5,832